Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 2,767	$ 4,637
Considerations received	614	2,329
Reclassification to profit or loss upon satisfaction of performance obligations	(1,517)	(1,715)
Write-off		(2,600)
Other adjustments		116
Balance, end of the year	$ 1,864	$ 2,767